Document and Entity Information	Feb. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001336047
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	BOARDWALK PIPELINE PARTNERS, LP
Entity Incorporation State Country Code	DE
Entity File Number	01-32665
Entity Tax Identification Number	20-3265614
Entity Address, Address Line One	9 Greenway Plaza
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	(866)
Local Phone Number	913-2122
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false